Acquisitions & Divestitures - 2024 Acquisition - Narrative (Details) - USD ($) $ in Thousands				1 Months Ended	12 Months Ended
	Oct. 29, 2024	Aug. 15, 2024	Jun. 06, 2024	Nov. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Revenue					$ 794,841	$ 868,263	$ 1,919,349
Operating expense					428,902	$ 440,562	$ 445,893
East Texas II
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Asset acquisition, consideration paid	$ 67,782
Transaction costs	744
Cash consideration	$ 40,329
Shares issued (in shares)	2,342,445
Revenue					4,889
Operating expense					1,598
Crescent Pass Energy (“Crescent Pass”)
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Asset acquisition, consideration paid		$ 97,678
Transaction costs		846
Cash consideration		$ 69,265
Shares issued (in shares)		2,249,650
Revenue					10,283
Operating expense					6,101
Oaktree Capital Management, L.P. (“Oaktree”)
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Asset acquisition, consideration paid			$ 221,660
Transaction costs			2,064
Cash consideration			177,550
Revenue					65,708
Operating expense					31,626
Borrowings			(132,576)
Notes payable			$ 83,348	$ 76,100
Other Acquisitions
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Asset acquisition, consideration paid					$ 1,181